AB Bond Fund, Inc.

AB Short Duration Income Portfolio

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 78.0%
Spain – 0.7%
Spain Government Bond 0.80%, 07/30/2027(a)	EUR	356	$358,479

United States – 77.3%
U.S. Treasury Bonds 6.875%, 08/15/2025	U.S.$	2,177	2,424,188
U.S. Treasury Notes 0.625%, 05/15/2030(b)		784	673,101
1.50%, 08/15/2026(c)		4,662	4,434,918
1.50%, 01/31/2027		1,035	981,850
1.625%, 10/31/2026(c)		4,590	4,382,973
1.625%, 08/15/2029(b)		371	347,027
2.00%, 08/15/2025		2,662	2,596,405
2.125%, 07/31/2024		1,597	1,572,841
2.125%, 05/31/2026(c)		4,465	4,362,040
2.25%, 11/15/2024(c)		6,988	6,889,436
2.25%, 11/15/2025(c)		2,792	2,741,776
2.375%, 08/15/2024		524	518,334
2.625%, 05/31/2027		873	869,836
2.75%, 07/31/2027		1,793	1,797,483
2.875%, 08/15/2028		743	749,006
3.125%, 11/15/2028(c)		4,298	4,395,946
3.25%, 06/30/2027		2,228	2,284,458

			42,021,618

Total Governments - Treasuries (cost $44,681,262)			42,380,097

CORPORATES - INVESTMENT GRADE – 12.1%
Financial Institutions – 7.6%
Banking – 6.3%
AIB Group PLC 4.263%, 04/10/2025(a)		200	196,638
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		119	108,350
Banco Santander SA 4.175%, 03/24/2028		200	193,000
Bank of America Corp. Series AA 6.10%, 03/17/2025(d)		150	151,605
Series X 6.25%, 09/05/2024(d)		134	135,265
BNP Paribas SA 6.625%, 03/25/2024(a) (d)		200	201,006
Credit Agricole SA 8.125%, 12/23/2025(a) (d)		200	212,966
Danske Bank A/S 4.298%, 04/01/2028(a)		200	192,264
Deutsche Bank AG/New York NY 3.035%, 05/28/2032		150	122,955
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		15	14,921

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 4.041%, 03/13/2028	U.S.$	200	$193,182
JPMorgan Chase & Co. 4.323%, 04/26/2028		128	128,379
Series S 6.75%, 02/01/2024(d)		150	153,816
Morgan Stanley 4.21%, 04/20/2028		51	50,969
Natwest Group PLC 4.269%, 03/22/2025		200	198,232
Nordea Bank Abp 6.625%, 03/26/2026(a) (d)		200	200,000
PNC Financial Services Group, Inc. (The) Series O 4.964% (LIBOR 3 Month + 3.68%), 11/01/2022(d) (e)		12	11,898
Standard Chartered PLC 3.971%, 03/30/2026(a)		200	195,914
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (d)		400	398,128
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		150	144,981
UBS Group AG 7.00%, 01/31/2024(a) (d)		200	203,656

			3,408,125

Finance – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		150	125,799
Aircastle Ltd. 2.85%, 01/26/2028(a)		5	4,188
4.125%, 05/01/2024		8	7,835
4.25%, 06/15/2026		2	1,875
4.40%, 09/25/2023		16	15,840
5.00%, 04/01/2023		3	3,004
5.25%, 08/11/2025(a)		52	50,816
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		158	138,460
Synchrony Financial 2.875%, 10/28/2031		150	118,680
4.875%, 06/13/2025		103	102,692

			569,189

REITs – 0.3%
Office Properties Income Trust 3.45%, 10/15/2031		180	128,297
VICI Properties LP/VICI Note Co., Inc. 4.625%, 06/15/2025(a)		31	30,234

			158,531

			4,135,845

	Principal Amount (000)		U.S. $ Value

Industrial – 4.2%
Basic – 0.4%
Arconic Corp. 6.00%, 05/15/2025(a)	U.S.$	15	$15,141
Celanese US Holdings LLC 5.90%, 07/05/2024		40	40,301
6.05%, 03/15/2025		40	40,349
Glencore Funding LLC 4.875%, 03/12/2029(a)		115	113,559

			209,350

Capital Goods – 0.2%
Parker-Hannifin Corp. 4.50%, 09/15/2029		100	102,307

Communications - Media – 0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		46	42,977
Netflix, Inc. 4.375%, 11/15/2026		216	216,130

			259,107

Communications - Telecommunications – 0.2%
T-Mobile USA, Inc. 2.625%, 02/15/2029		66	59,045
3.375%, 04/15/2029		60	56,057

			115,102

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 3.90%, 08/08/2029		150	134,307

Consumer Non-Cyclical – 0.8%
BAT International Finance PLC 4.448%, 03/16/2028		116	111,437
Charles River Laboratories International, Inc. 4.00%, 03/15/2031(a)		32	29,478
Newell Brands, Inc. 4.45%, 04/01/2026		26	25,683
4.875%, 06/01/2025		7	7,045
Pilgrim’s Pride Corp. 5.875%, 09/30/2027(a)		250	250,078

			423,721

Energy – 0.5%
Cenovus Energy, Inc. 5.375%, 07/15/2025		16	16,607
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		41	40,341
Ecopetrol SA 4.625%, 11/02/2031		15	12,262
5.375%, 06/26/2026		55	53,034
5.875%, 11/02/2051		7	5,092
6.875%, 04/29/2030		45	42,763

	Principal Amount (000)		U.S. $ Value

EQT Corp. 7.50%, 02/01/2030	U.S.$	31	$33,958
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032		46	41,092
Western Midstream Operating LP 3.95%, 06/01/2025		5	4,950
5.30%, 02/01/2030		20	18,596

			268,695

Services – 0.0%
RELX Capital, Inc. 4.75%, 05/20/2032		17	17,782

Technology – 1.2%
Broadcom, Inc. 3.137%, 11/15/2035(a)		22	17,716
4.00%, 04/15/2029(a)		53	50,856
4.30%, 11/15/2032		150	142,994
4.75%, 04/15/2029		20	20,188
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		112	108,016
HP, Inc. 4.75%, 01/15/2028		104	105,449
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024		56	55,786
Western Digital Corp. 4.75%, 02/15/2026		116	114,479
Workday, Inc. 3.70%, 04/01/2029		35	33,791

			649,275

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		114	112,902

			2,292,548

Utility – 0.3%
Electric – 0.3%
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		200	135,975

Total Corporates - Investment Grade (cost $7,008,338)			6,564,368

CORPORATES - NON-INVESTMENT GRADE – 10.5%
Industrial – 9.4%
Basic – 0.3%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		10	8,390
Kleopatra Finco Sarl 4.25%, 03/01/2026(a)	EUR	100	87,156
WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	72	68,988

			164,534

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.7%
Bombardier, Inc. 7.50%, 12/01/2024(a)	U.S.$	9	$8,814
7.50%, 03/15/2025(a)		15	14,713
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		92	81,710
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		61	59,637
LSB Industries, Inc. 6.25%, 10/15/2028(a)		34	30,864
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	95,081
Tervita Corp. 11.00%, 12/01/2025(a)	U.S.$	14	15,328
TransDigm, Inc. 8.00%, 12/15/2025(a)		35	36,229
Triumph Group, Inc. 8.875%, 06/01/2024(a)		13	13,561

			355,937

Communications - Media – 0.9%
Altice Financing SA 5.00%, 01/15/2028(a)		200	175,378
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		26	23,135
5.125%, 05/01/2027(a)		59	57,893
DISH DBS Corp. 5.00%, 03/15/2023		8	7,874
5.25%, 12/01/2026(a)		32	27,418
5.75%, 12/01/2028(a)		32	25,951
5.875%, 11/15/2024		53	49,033
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		56	50,362
Sirius XM Radio, Inc. 3.125%, 09/01/2026(a)		56	52,728
4.00%, 07/15/2028(a)		28	26,004

			495,776

Communications - Telecommunications – 0.1%
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		35	27,586
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		10	8,900

			36,486

Consumer Cyclical - Automotive – 0.3%
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)	EUR	116	112,242
Meritor, Inc. 6.25%, 06/01/2025(a)	U.S.$	5	5,147

	Principal Amount (000)		U.S. $ Value

Tenneco, Inc. 7.875%, 01/15/2029(a)	U.S.$	26	$25,785

			143,174

Consumer Cyclical - Entertainment – 1.5%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		16	14,989
Carnival Corp. 4.00%, 08/01/2028(a)		36	31,378
5.75%, 03/01/2027(a)		62	49,138
10.50%, 02/01/2026(a)		107	112,306
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		159	160,151
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		28	25,718
Mattel, Inc. 5.875%, 12/15/2027(a)		102	104,271
NCL Corp., Ltd. 5.875%, 03/15/2026(a)		33	27,040
Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022		108	107,243
5.375%, 07/15/2027(a)		42	32,404
5.50%, 08/31/2026(a)		31	24,829
10.875%, 06/01/2023(a)		23	23,525
11.50%, 06/01/2025(a)		47	50,216
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		20	20,769
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		12	9,777
13.00%, 05/15/2025(a)		16	16,937
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	12,100

			822,791

Consumer Cyclical - Other – 0.8%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		13	11,415
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		125	112,429
Empire Communities Corp. 7.00%, 12/15/2025(a)		143	124,803
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		85	72,252
Forestar Group, Inc. 3.85%, 05/15/2026(a)		41	36,273
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		12	12,046

	Principal Amount (000)		U.S. $ Value

Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)	U.S.$	11	$9,196
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		15	15,318
Travel + Leisure Co. 6.625%, 07/31/2026(a)		20	20,325
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		33	30,606

			444,663

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	15,999

Consumer Cyclical - Retailers – 0.4%
Bath & Body Works, Inc. 9.375%, 07/01/2025(a)		6	6,327
Dufry One BV 2.50%, 10/15/2024(a)	EUR	100	99,442
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	35	34,801
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		73	60,767
Rite Aid Corp. 7.50%, 07/01/2025(a)		9	7,843
Staples, Inc. 7.50%, 04/15/2026(a)		15	13,276

			222,456

Consumer Non - Cyclical – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/2023(a)		154	153,895
5.875%, 02/15/2028(a)		87	84,713
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		114	102,161
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		7	6,581
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		39	35,132
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		81	75,305

			457,787

Energy – 1.2%
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		32	32,584
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		177	176,480

	Principal Amount (000)		U.S. $ Value

Callon Petroleum Co. 8.00%, 08/01/2028(a)	U.S.$	28	$28,307
CITGO Petroleum Corp. 7.00%, 06/15/2025(a)		33	32,511
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		30	28,226
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		28	26,086
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		15	13,775
8.00%, 01/15/2027		26	25,468
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		46	45,720
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		12	10,912
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		100	97,648
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		50	45,647
Range Resources Corp. 5.00%, 03/15/2023		3	3,011
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		40	37,872
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		25	23,495
Transocean, Inc. 8.00%, 02/01/2027(a)		23	15,325

			643,067

Other Industrial – 0.0%
Avient Corp. 5.75%, 05/15/2025(a)		16	16,082

Services – 1.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		57	55,284
APX Group, Inc. 6.75%, 02/15/2027(a)		53	52,570
Block, Inc. 2.75%, 06/01/2026		81	75,618
Garda World Security Corp. 4.625%, 02/15/2027(a)		59	53,336
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		50	39,396
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		78	66,401
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		168	153,182
6.25%, 01/15/2028(a)		82	75,100

	Principal Amount (000)		U.S. $ Value

Sabre GLBL, Inc. 9.25%, 04/15/2025(a)	U.S.$	84	$85,448
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		15	14,956
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		63	56,168

			727,459

Technology – 0.5%
Avaya, Inc. 6.125%, 09/15/2028(a)		81	38,301
NCR Corp. 5.00%, 10/01/2028(a)		105	100,605
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		56	53,756
8.25%, 02/01/2028(a)		2	1,880
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		60	50,845
Virtusa Corp. 7.125%, 12/15/2028(a)		10	7,949

			253,336

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(a)		12	11,040
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		24	23,183
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		41	42,203

			76,426

Transportation - Services – 0.4%
EC Finance PLC 3.00%, 10/15/2026(a)	EUR	100	94,006
Loxam SAS 4.50%, 02/15/2027(a)		100	94,896
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	30	24,904

			213,806

			5,089,779

Financial Institutions – 0.9%
Banking – 0.6%
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		35	32,236
7.00%, 01/15/2026(a)		7	6,589
Credit Suisse Group AG 9.75%, 06/23/2027(a) (d)		255	269,349

			308,174

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.1%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)	U.S.$	52	$52,646

Finance – 0.2%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		62	52,025
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		53	36,186

			88,211

REITs – 0.0%
Diversified Healthcare Trust 9.75%, 06/15/2025		18	17,951

			466,982

Utility – 0.2%
Electric – 0.1%
Calpine Corp. 5.125%, 03/15/2028(a)		8	7,521
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		68	68,192

			75,713

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		54	52,397

			128,110

Total Corporates - Non-Investment Grade (cost $6,257,003)			5,684,871

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.1%
Risk Share Floating Rate – 6.9%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 4.009% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (e)		39	39,104
Series 2019-1A, Class M2 4.959% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (e)		152	149,680
Series 2019-4A, Class M2 5.109% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (e)		150	142,782
Series 2022-1, Class M1B 3.664% (SOFR + 2.15%), 01/26/2032(a) (e)		193	184,656
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 4.559% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (e)		2	1,982

	Principal Amount (000)		U.S. $ Value

Series 2019-R03, Class 1M2 4.409% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (e)	U.S.$	3	$3,166
Eagle RE Ltd. Series 2021-2, Class M1B 3.564% (SOFR + 2.05%), 04/25/2034(a) (e)		150	145,270
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class M3 6.959% (LIBOR 1 Month + 4.70%), 03/25/2028(e)		94	96,165
Series 2017-DNA1, Class M2 5.509% (LIBOR 1 Month + 3.25%), 07/25/2029(e)		159	161,727
Series 2019-DNA3, Class M2 4.309% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (e)		7	7,184
Series 2019-DNA4, Class M2 4.209% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (e)		3	3,461
Series 2020-DNA1, Class M2 3.959% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (e)		34	33,324
Series 2021-DNA5, Class M2 3.164% (SOFR + 1.65%), 01/25/2034(a) (e)		70	69,078
Series 2021-DNA6, Class M2 3.014% (SOFR + 1.50%), 10/25/2041(a) (e)		150	139,943
Series 2021-DNA7, Class M2 3.314% (SOFR + 1.80%), 11/25/2041(a) (e)		225	208,977
Series 2021-HQA4, Class M1 2.464% (SOFR + 0.95%), 12/25/2041(a) (e)		360	342,087
Series 2022-DNA2, Class M1B 3.914% (SOFR + 2.40%), 02/25/2042(a) (e)		144	136,080
Series 2022-HQA1, Class M1B 5.014% (SOFR + 3.50%), 03/25/2042(a) (e)		20	19,703
Series 2022-HQA2, Class M1B 5.524% (SOFR + 4.00%), 07/25/2042(a) (e)		184	185,035
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 7.159% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		94	97,019
Series 2015-C02, Class 1M2 6.259% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		19	19,620

	Principal Amount (000)		U.S. $ Value

Series 2015-C03, Class 1M2 7.259% (LIBOR 1 Month + 5.00%), 07/25/2025(e)	U.S.$	23	$23,249
Series 2015-C04, Class 2M2 7.809% (LIBOR 1 Month + 5.55%), 04/25/2028(e)		3	3,000
Series 2016-C01, Class 1M2 9.009% (LIBOR 1 Month + 6.75%), 08/25/2028(e)		70	73,889
Series 2016-C01, Class 2M2 9.209% (LIBOR 1 Month + 6.95%), 08/25/2028(e)		11	11,300
Series 2016-C04, Class 1B 12.509% (LIBOR 1 Month + 10.25%), 01/25/2029(e)		118	126,651
Series 2017-C02, Class 2B1 7.759% (LIBOR 1 Month + 5.50%), 09/25/2029(e)		24	25,958
Series 2018-C01, Class 1B1 5.809% (LIBOR 1 Month + 3.55%), 07/25/2030(e)		180	182,932
Series 2021-R02, Class 2M2 3.514% (SOFR + 2.00%), 11/25/2041(a) (e)		230	212,175
Home Re Ltd. Series 2020-1, Class M2 7.509% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (e)		150	151,282
Series 2021-1, Class M1B 3.809% (LIBOR 1 Month + 1.55%), 07/25/2033(a) (e)		250	247,121
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 5.159% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (e)		2	2,387
Oaktown Re II Ltd. Series 2018-1A, Class M1 3.809% (LIBOR 1 Month + 1.55%), 07/25/2028(a) (e)		31	30,911
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 5.05% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (e)		31	29,906
Series 2019-3R, Class A 5.00% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (e)		16	16,035
Radnor Re Ltd. Series 2019-1, Class M1B 4.209% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (e)		96	94,087
Series 2020-1, Class M1C 4.009% (LIBOR 1 Month + 1.75%), 01/25/2030(a) (e)		150	140,678

	Principal Amount (000)		U.S. $ Value

Triangle Re Ltd. Series 2021-3, Class M1A 3.414% (SOFR + 1.90%), 02/25/2034(a) (e)	U.S.$	137	$135,095
Series 2020-1, Class M1C 6.759% (LIBOR 1 Month + 4.50%), 10/25/2030(a) (e)		47	47,407

			3,740,106

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 04/15/2041(f)		79	16,884
Federal National Mortgage Association REMICs Series 2012-120, Class CI 3.50%, 12/25/2031(f)		148	6,654
Series 2016-26, Class IO 5.00%, 05/25/2046(f)		177	29,297
Series 2016-31, Class IO 5.00%, 06/25/2046(f)		233	41,747
Series 2016-64, Class BI 5.00%, 09/25/2046(f)		30	4,510

			99,092

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4372, Class JS 4.101% (6.10% – LIBOR 1 Month), 08/15/2044(e) (f) (g)		96	13,275
Federal National Mortgage Association REMICs Series 2012-17, Class ES 4.291% (6.55% – LIBOR 1 Month), 03/25/2041(e) (f) (g)		84	4,834
Series 2012-17, Class SE 3.691% (5.95% – LIBOR 1 Month), 03/25/2042(e) (f) (g)		68	11,954
Series 2019-25, Class SA 3.791% (6.05% – LIBOR 1 Month), 06/25/2049(e) (f) (g)		48	7,029
Series 2019-42, Class SQ 3.791% (6.05% – LIBOR 1 Month), 08/25/2049(e) (f) (g)		41	6,611

			43,703

Total Collateralized Mortgage Obligations (cost $3,942,470)			3,882,901

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 7.0%
Canada – 7.0%
Canada Housing Trust No. 1 1.95%, 12/15/2025(a) (cost $4,065,980)	CAD	5,065	$3,825,953

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.0%
Non-Agency Fixed Rate CMBS – 4.3%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)	U.S.$	100	87,686
BANK Series 2020-BN28, Class XA 1.781%, 03/15/2063(f)		2,074	223,535
Series 2020-BN29, Class XA 1.344%, 11/15/2053(f)		987	80,599
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.336%, 05/15/2052(f)		987	67,467
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.436%, 02/15/2050(f)		1,415	70,992
CD Mortgage Trust Series 2016-CD1, Class XA 1.369%, 08/10/2049(f)		1,519	62,470
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.609%, 05/10/2058(f)		83	3,816
Series 2017-C8, Class XA 1.483%, 06/15/2050(f)		279	15,403
Citigroup Commercial Mortgage Trust Series 2017-P7, Class XA 1.119%, 04/14/2050(f)		827	34,178
Commercial Mortgage Trust Series 2012-CR5, Class C 4.343%, 12/10/2045(a)		100	97,378
Series 2014-CR16, Class D 4.918%, 04/10/2047(a)		100	91,258
Series 2016-DC2, Class XA 0.946%, 02/10/2049(f)		2,548	67,117
GS Mortgage Securities Trust Series 2013-GC13, Class D 4.071%, 07/10/2046(a)		100	42,559
Series 2016-GS3, Class XA 1.197%, 10/10/2049(f)		1,298	50,473
Series 2017-GS5, Class XA 0.842%, 03/10/2050(f)		1,464	47,292
Series 2017-GS7, Class XA 1.098%, 08/10/2050(f)		3,344	132,220
Series 2019-GC39, Class XA 1.13%, 05/10/2052(f)		4,653	241,140

	Principal Amount (000)		U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.548%, 08/15/2046(a)	U.S.$	75	$44,062
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class E 4.819%, 10/15/2045(a)		100	94,550
Series 2012-LC9, Class G 4.362%, 12/15/2047(a)		100	73,408
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	106,968
UBS Commercial Mortgage Trust Series 2012-C1, Class D 6.444%, 05/10/2045(a)		17	15,916
Series 2017-C1, Class XA 1.527%, 06/15/2050(f)		1,061	60,666
Series 2017-C2, Class XA 1.006%, 08/15/2050(f)		2,320	87,025
Series 2018-C14, Class XA 0.973%, 12/15/2051(f)		966	46,755
Series 2018-C15, Class XA 0.979%, 12/15/2051(f)		743	36,257
Series 2019-C18, Class XA 1.026%, 12/15/2052(f)		1,269	65,178
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.298%, 04/10/2046(a)		81	67,572
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.613%, 10/15/2049(f)		809	41,964
Series 2018-C48, Class XA 0.949%, 01/15/2052(f)		797	37,491
Series 2019-C52, Class XA 1.605%, 08/15/2052(f)		939	73,812
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.842%, 06/15/2044(a)		60	52,817
Series 2011-C4, Class E 4.842%, 06/15/2044(a)		25	19,336

			2,339,360

Non-Agency Floating Rate CMBS – 0.7%
BFLD Trust Series 2019-DPLO, Class D 3.839% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (e)		59	56,623
Series 2019-DPLO, Class E 4.239% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (e)		10	9,497
CLNY Trust Series 2019-IKPR, Class D 4.024% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (e)		120	111,856

	Principal Amount (000)		U.S. $ Value

Great Wolf Trust Series 2019-WOLF, Class D 3.932% (LIBOR 1 Month + 1.93%), 12/15/2036(a) (e)	U.S.$	45	$42,736
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 6.249% (LIBOR 1 Month + 4.25%), 05/15/2036(a) (e)		133	122,626
Starwood Retail Property Trust Series 2014-STAR, Class A 3.47% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (e)		89	60,271

			403,609

Total Commercial Mortgage-Backed Securities (cost $2,936,260)			2,742,969

COLLATERALIZED LOAN OBLIGATIONS – 3.8%
CLO - Floating Rate – 3.8%
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 5.612% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (e)		250	228,505
Dryden 98 CLO Ltd. Series 2022-98A, Class D 4.004% (SOFR + 3.10%), 04/20/2035(a) (e)		250	229,529
Galaxy 30 Clo Ltd. Series 2022-30A, Class D 4.042% (SOFR + 3.35%), 04/15/2035(a) (e)		250	225,355
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 6.06% (LIBOR 3 Month + 3.35%), 10/20/2034(a) (e)		250	223,754
Palmer Square CLO Ltd. Series 2021-3A, Class D 5.462% (LIBOR 3 Month + 2.95%), 01/15/2035(a) (e)		250	230,742
PPM CLO 5 Ltd. Series 2021-5A, Class D 5.79% (LIBOR 3 Month + 3.05%), 10/18/2034(a) (e)		250	219,451
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 5.81% (LIBOR 3 Month + 3.10%), 01/20/2035(a) (e)		250	220,554
Rockford Tower CLO Ltd. Series 2021-2A, Class D 5.96% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (e)		250	227,636
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 5.86% (LIBOR 3 Month + 3.15%), 01/20/2034(a) (e)		250	234,553

Total Collateralized Loan Obligations (cost $2,250,000)			2,040,079

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 3.3%
Agency Fixed Rate 30-Year – 3.3%
Uniform Mortgage-Backed Security Series 2022 4.50%, 08/01/2052, TBA (cost $1,790,795)	U.S.$	1,785	$1,815,969

BANK LOANS – 1.9%
Industrial – 1.7%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 5.916% (LIBOR 3 Month + 4.25%), 05/17/2028(h)		76	53,725
6.500% (LIBOR 3 Month + 4.25%), 05/17/2028(h)		25	17,908
Chariot Buyer LLC 5.872% (LIBOR 1 Month + 3.50%), 11/03/2028(h)		10	9,245

			80,878

Communications - Media – 0.1%
Coral-US Co-Borrower LLC 4.999% (LIBOR 1 Month + 3.00%), 10/15/2029(h)		30	29,156
Univision Communications, Inc. 5.122% (LIBOR 1 Month + 2.75%), 03/15/2024(h)		4	3,470

			32,626

Communications - Telecommunications – 0.2%
Crown Subsea Communications Holding, Inc. 6.463% (LIBOR 1 Month + 4.75%), 04/27/2027(h) (i)		40	38,065
Directv Financing, LLC 7.372% (LIBOR 1 Month + 5.00%), 08/02/2027(h)		28	26,355
Zacapa SARL 6.304% (SOFR 3 Month + 4.25%), 03/22/2029(h)		43	41,191

			105,611

Consumer Cyclical - Entertainment – 0.2%
Seaworld Parks & Entertainment, Inc. 5.375% (LIBOR 1 Month + 3.00%), 08/25/2028(h)		142	134,979

Consumer Cyclical - Other – 0.1%
American Tire Distributors, Inc. 9.033% (LIBOR 3 Month + 6.25%), 10/20/2028(h)		60	56,515

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Restoration Hardware, Inc. 5.677% (SOFR 1 Month + 3.25%), 10/20/2028(h)	U.S.$	60	$54,550

Consumer Non-Cyclical – 0.1%
Kronos Acquisition Holdings, Inc. 6.122% (LIBOR 1 Month + 3.75%), 12/22/2026(h)		39	36,790
Padagis LLC 7.043% (LIBOR 3 Month + 4.75%), 07/06/2028(i)		28	26,682

			63,472

Energy – 0.3%
GIP II Blue Holding, L.P. 6.750% (LIBOR 3 Month + 4.50%), 09/29/2028(h)		90	87,499
Parkway Generation, LLC 7.122% (LIBOR 1 Month + 4.75%), 02/18/2029		59	57,020

			144,519

Other Industrial – 0.0%
Rockwood Service Corporation 6.622% (LIBOR 1 Month + 4.25%), 01/23/2027(h) (i)		3	2,941

Services – 0.0%
Amentum Government Services Holdings LLC 6.122% (LIBOR 1 Month + 3.75%), 01/29/2027(h)		3	2,843

Technology – 0.5%
Ascend Learning, LLC 8.122% (LIBOR 1 Month + 5.75%), 12/10/2029(h) (i)		30	26,400
Banff Guarantor, Inc. 7.872% (LIBOR 1 Month + 5.50%), 02/27/2026		10	9,350
Boxer Parent Company, Inc. 6.122% (LIBOR 1 Month + 3.75%), 10/02/2025		27	25,918
Endurance International Group Holdings, Inc. 5.291% (LIBOR 1 Month + 3.50%), 02/10/2028(h)		88	80,988
FINThrive Software Intermediate Holdings, Inc. 9.122% (LIBOR 1 Month + 6.75%), 12/17/2029		20	17,700
Loyalty Ventures, Inc. 6.872% (LIBOR 1 Month + 4.50%), 11/03/2027(h)		80	58,824

	Principal Amount (000)			U.S. $ Value

Peraton Corp. 6.122% (LIBOR 1 Month + 3.75%), 02/01/2028(h)	U.S.$	19		$18,822
Presidio Holdings, Inc. 5.880% (LIBOR 1 Month + 3.50%), 01/22/2027(h)		0	**	407
6.310% (LIBOR 3 Month + 3.50%), 01/22/2027(h)		9		8,647

				247,056

				925,990

Financial Institutions – 0.2%
Finance – 0.1%
Orbit Private Holdings I Ltd. 6.750% (LIBOR 3 Month + 4.50%), 12/11/2028(h) (i)		30		28,843

Insurance – 0.1%
Cross Financial Corp. 4.813% (LIBOR 3 Month + 4.00%), 09/15/2027(h)		49		47,895
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.122% (LIBOR 1 Month + 3.75%), 09/03/2026(h)		11		10,331

				58,226

				87,069

Utility – 0.0%
Electric – 0.0%
Granite Generation LLC 6.000% (LIBOR 3 Month + 3.75%), 11/09/2026(h)		4		3,846
6.122% (LIBOR 1 Month + 3.75%), 11/09/2026(h)		21		19,218

				23,064

Total Bank Loans (cost $1,128,807)				1,036,123

EMERGING MARKETS - SOVEREIGNS – 1.8%
Angola – 0.3%
Angolan Government International Bond 9.50%, 11/12/2025(a)		200		186,000

Dominican Republic – 0.3%
Dominican Republic International Bond 5.50%, 02/22/2029(a)		150		138,825

Ecuador – 0.1%
Ecuador Government International Bond 5.00%, 07/31/2030(a)		97		57,106

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.1%
El Salvador Government International Bond 5.875%, 01/30/2025(a)	U.S.$	24	$10,910
8.625%, 02/28/2029(a)		90	32,923

			43,833

Ivory Coast – 0.5%
Ivory Coast Government International Bond 5.875%, 10/17/2031(a)	EUR	100	80,282
6.375%, 03/03/2028(a)	U.S.$	200	183,000

			263,282

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (j) (k)		16	1,028

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	100	83,680

South Africa – 0.3%
Republic of South Africa Government International Bond 4.30%, 10/12/2028	U.S.$	200	183,100

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2025(a)		100	18,000

Total Emerging Markets - Sovereigns (cost $1,329,996)			974,854

ASSET-BACKED SECURITIES – 0.7%
Autos - Fixed Rate – 0.4%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(a)		68	68,229
Exeter Automobile Receivables Trust Series 2018-4A, Class E 5.38%, 07/15/2025(a)		115	115,667
Series 2019-1A, Class E 5.20%, 01/15/2026(a)		40	39,961
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(a)		14	13,956

			237,813

Other ABS - Fixed Rate – 0.3%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 4.086%, 11/15/2044(l)		1	623
Series 2019-HP1, Class B 3.48%, 12/15/2026(a)		36	36,075

	Principal Amount (000)		U.S. $ Value

Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)	U.S.$	10	$9,728
SoFi Consumer Loan Program Trust Series 2020-1, Class D 2.94%, 01/25/2029(a)		100	98,174

			144,600

Total Asset-Backed Securities (cost $385,852)			382,413

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Mexico – 0.5%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		200	184,475
Petroleos Mexicanos 5.35%, 02/12/2028		101	84,184
6.49%, 01/23/2027		22	19,907

			288,566

Ukraine – 0.1%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(l)		200	33,787

Total Quasi-Sovereigns (cost $484,197)			322,353

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.1%
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		28	22,514
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		29	25,262

			47,776

Capital Goods – 0.3%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		146	141,394

Consumer Non-Cyclical – 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		11	10,295

Energy – 0.2%
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		59	59,159
6.125%, 06/30/2025(a)		23	22,549
6.50%, 06/30/2027(a)		30	28,965

			110,673

Total Emerging Markets - Corporate Bonds (cost $324,276)			310,138

U.S. $ Value

Total Investments – 132.4% (cost $76,585,236)(m)	$71,963,088
Other assets less liabilities – (32.4)%	(17,630,359)

Net Assets – 100.0%	$54,332,729

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Canadian Bond Futures	9	September 2022	$916,833	$(18,428)
10 Yr Mini Japan Government Bond Futures	3	September 2022	338,358	(2,750)
Euro-BOBL Futures	5	September 2022	653,447	(16,255)
Euro-Schatz Futures	2	September 2022	225,127	(1,830)
U.S. 10 Yr Ultra Futures	13	September 2022	1,706,250	(23,831)
U.S. T-Note 2 Yr (CBT) Futures	5	September 2022	1,052,305	(1,217)
U.S. T-Note 10 Yr (CBT) Futures	69	September 2022	8,358,703	(66,401)

				$(130,712)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	1,163	USD	1,184	09/29/2022	$(9,563)
JPMorgan Chase Bank, NA	CAD	4,921	USD	3,817	10/27/2022	(25,139)
State Street Bank & Trust Co.	NZD	78	USD	50	08/26/2022	1,322
State Street Bank & Trust Co.	AUD	39	USD	27	10/20/2022	(352)

						$(33,732)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	4.71%	USD	4,361	$73,767	$44,130	$29,637
iTraxx Xover Series 37, 5 Year Index, 06/20/2027*	5.00	Quarterly	5.10	EUR	1,560	2,624	98,077	(95,453)

						$76,391	$142,207	$(65,816)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	680	05/22/2024	3 Month CDOR	1.985%	Semi-Annual	$ (12,930)	$—	$(12,930)
USD	260	05/24/2024	2.206%	3 Month LIBOR	Semi-Annual/ Quarterly	4,201	—	4,201

						$(8,729)	$—	$(8,729)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	434	$(97,963)	$(153,982)	$56,019
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9	(1,959)	(2,220)	261
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(5,094)	(5,291)	197
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	16	(3,527)	(3,700)	173
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(3,723)	(3,867)	144
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	21	(4,702)	(1,706)	(2,996)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	31	(7,053)	(2,546)	(4,507)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	46	(10,384)	(2,739)	(7,645)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	69	$(15,479)	$(4,054)	$(11,425)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	242	(25,722)	(7,357)	(18,365)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	136	(30,565)	(28,177)	(2,388)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	21	(4,702)	(1,698)	(3,004)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	347	(78,370)	(41,467)	(36,903)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	180	(65,487)	(33,781)	(31,706)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	10	(2,351)	(849)	(1,502)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	269	(28,609)	(26,312)	(2,297)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(588)	(152)	(436)

						$(386,278)	$(319,898)	$(66,380)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs Bank USA
Markit iBoxx USD Contingent Convertible Liquid Developed Market AT1	1 Day SOFR	Maturity	USD	157	12/20/2022	$6,349

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2022
HSBC Securities (USA), Inc.†	2.35%	—	$2,211,839
HSBC Securities (USA), Inc.†	2.35%	—	4,548,602

			$6,760,441

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2022.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Governments - Treasuries	$6,760,441	$0	$0	$0	$6,760,441

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $ 20,228,989 or 37.2% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.

(f)	IO - Interest Only.

(g)	Inverse interest only security.

(h)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2022.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Non-income producing security.

(k)	Defaulted.

(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of July 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 4.086%, 11/15/2044	10/09/2019	$646	$623	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2028	06/24/2021	200,000	33,787	0.06%

(m)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $311,786 and gross unrealized depreciation of investments was $(5,302,866), resulting in net unrealized depreciation of $(4,991,080).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

NZD – New Zealand Dollar

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$42,380,097	$—	$42,380,097
Corporates - Investment Grade	—	6,564,368	—	6,564,368
Corporates - Non-Investment Grade	—	5,684,871	—	5,684,871
Collateralized Mortgage Obligations	—	3,882,901	—	3,882,901
Governments - Sovereign Agencies	—	3,825,953	—	3,825,953
Commercial Mortgage-Backed Securities	—	2,742,969	—	2,742,969
Collateralized Loan Obligations	—	2,040,079	—	2,040,079
Mortgage Pass-Throughs	—	1,815,969	—	1,815,969
Bank Loans	—	913,192	122,931	1,036,123
Emerging Markets - Sovereigns	—	974,854	—	974,854
Asset-Backed Securities	—	382,413	—	382,413
Quasi-Sovereigns	—	322,353	—	322,353
Emerging Markets - Corporate Bonds	—	310,138	—	310,138

Total Investments in Securities	—	71,840,157	122,931	71,963,088
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	1,322	—	1,322
Centrally Cleared Credit Default Swaps	—	76,391	—	76,391
Centrally Cleared Interest Rate Swaps	—	4,201	—	4,201
Total Return Swaps	—	6,349	—	6,349
Liabilities:
Futures	(130,712)	—	—	(130,712)
Forward Currency Exchange Contracts	—	(35,054)	—	(35,054)
Centrally Cleared Interest Rate Swaps	—	(12,930)	—	(12,930)
Credit Default Swaps	—	(386,278)	—	(386,278)
Reverse Repurchase Agreements	(6,760,441)	—	—	(6,760,441)

Total	$(6,891,153)	$71,494,158	$122,931	$64,725,936

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$395	$21,230	$21,625	$0	$3